Company information - (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions																																																								1 Months Ended										3 Months Ended		12 Months Ended
		Dec. 20, 2024 Options	Dec. 19, 2024 EUR (€) € / shares shares	Dec. 13, 2024 shares	Nov. 18, 2024 EUR (€)	Nov. 18, 2024 USD ($)	Oct. 17, 2024 EUR (€) € / shares shares	Oct. 14, 2024 EUR (€) € / shares tranche	Oct. 14, 2024 USD ($) tranche	Oct. 11, 2024 EUR (€) tranche	Oct. 11, 2024 USD ($) tranche	Jul. 18, 2024 EUR (€)	Mar. 18, 2024 item g	Jan. 18, 2024 EUR (€)	Jan. 15, 2024 EUR (€)	Jan. 10, 2024 EUR (€) shares	Jan. 04, 2024 EUR (€) € / shares shares	Dec. 29, 2023 EUR (€)	Dec. 29, 2023 USD ($)	Dec. 13, 2023 EUR (€)	Dec. 12, 2023 EUR (€) $ / €	Dec. 12, 2023 USD ($) $ / €	Oct. 18, 2023 EUR (€)	Oct. 18, 2023 USD ($)	Oct. 11, 2023 ¥ / shares	Oct. 11, 2023 € / shares	Sep. 29, 2023 USD ($)	Sep. 28, 2023 USD ($)	Sep. 26, 2023 ¥ / shares	Sep. 26, 2023 € / shares	Sep. 20, 2023 EUR (€) ¥ / shares	Sep. 20, 2023 EUR (€) € / shares	Sep. 05, 2023 EUR (€) € / shares shares	Aug. 31, 2023 EUR (€) € / shares shares	Aug. 30, 2023 EUR (€)	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	Jun. 26, 2023 EUR (€)	Jun. 13, 2023 g	May 22, 2023 EUR (€) $ / €	May 22, 2023 USD ($) $ / €	Dec. 08, 2022 EUR (€) shares employee	Nov. 28, 2022 EUR (€) shares € / shares	Nov. 10, 2022 USD ($)	Nov. 04, 2022 EUR (€)	Nov. 04, 2022 USD ($)	Sep. 28, 2022 EUR (€) $ / €	Sep. 28, 2022 USD ($) $ / €	Jul. 01, 2022 EUR (€) € / shares shares	Jun. 15, 2022 EUR (€) $ / € € / shares shares	Jun. 15, 2022 $ / € $ / shares	May 16, 2022 EUR (€) tranche	Apr. 21, 2022 EUR (€)	Apr. 12, 2022 USD ($)	Dec. 08, 2021 shares	Dec. 31, 2024 EUR (€) $ / € € / shares shares	Oct. 31, 2024 EUR (€)	Jan. 31, 2024 EUR (€)	Nov. 30, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Jan. 31, 2023	Jun. 30, 2022 EUR (€) loan	Feb. 28, 2022 USD ($)	Apr. 30, 2021 EUR (€)	Jun. 30, 2020	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€) $ / € loan € / shares shares	Dec. 31, 2023 EUR (€) $ / € shares	Dec. 31, 2022 EUR (€) shares $ / €	Oct. 18, 2023 USD ($)	Sep. 20, 2023 USD ($)	Feb. 21, 2023 EUR (€) item	Sep. 22, 2022 USD ($)	May 14, 2021 USD ($)
Collaborative Arrangements
Loan obtained																																																																				€ 24,916		€ 30,209
Proceeds from issuance of shares	[1]																																																																			€ 57,338	€ 30,589	€ 8,827
Par value per share | € / shares																																																								€ 0.01												€ 0.01
Closing foreign exchange rate | $ / €																																																								1.0389												1.0389	1.105	1.0666
Payments received for research tax credits																																																					€ 3,600
Proceeds from exercise of warrants																																																																				€ 6	€ 2	€ 0
Payments for share issue costs																																																																				€ 9,605	€ 2,511
August 2023
Collaborative Arrangements
Proceeds from issuance of shares																																	€ 30,600
Price per share | € / shares																																		€ 3.18
Gross proceeds from issuance of equity and royalty certificates																																	35,700
Net proceeds from issuance of equity and royalty certificates																																	28,000
Issue of royalty certificates																																	€ 5,100
Subscription Price Per Share | € / shares																																	€ 3.18
Number of shares issued during the period | shares																																	9,618,638	9,618,638
Par value per share | € / shares																																	€ 0.01	€ 0.01
Percentage of discount to volume weighted average trading price																																	0.22%
Payments for share issue costs																																		€ 2,500
2024 Financing arrangement in three tranches
Collaborative Arrangements
Number of tranches | tranche								3	3
Tranche I, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Proceeds from issuance of shares																																																									€ 94,100
Tranche I, phase II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Proceeds from issuance of shares			€ 21,400
Net proceeds from issuing shares			€ 20,100
Tranche II and Tranche III, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Drop out rate								30.00%
Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Proceeds from issuance of shares																																																								€ 21,400
Foreign currency forwards
Collaborative Arrangements
Total amount of loan | $																																																																											$ 60.0
Notional Amount | $																																																																											$ 60.0
Payroll Tax Audit, 2016 and 2017
Collaborative Arrangements
Accruals settlement																																																																						2,800
Settlement payments																																																																						400
Accruals settled through offset against VAT credits																																																																						1,900
CIR 2017
Collaborative Arrangements
Write-off of CIR receivables																																																																						200
CIR 2013 - 2015
Collaborative Arrangements
Write-off of CIR receivables																																																																						€ 300
T1 BSA Warrants [Member] | Tranche I, phase I, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Number of shares underlying in EIB | shares							35,399,481
Subscription price per warrant | € / shares							€ 1.34
Proceeds from issuance of shares							€ 94,100
Net proceeds from issuing shares							€ 86,600
Exercise price of warrant | € / shares							€ 0.01
Number of shares per warrant | shares							1
Number of warrants issued | shares							35,399,481
T1 bis BSA Warrants | Tranche I, phase II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Number of shares underlying in EIB | shares			8,053,847
Subscription price per warrant | € / shares			€ 1.34
Exercise price of warrant | € / shares			€ 0.01
Number of shares per warrant | shares			1
Number of warrants issued | shares			8,053,847
This member stands for T3 BSA warrants. | Tranche II and Tranche III, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Exercise price of warrant | € / shares								€ 1.5
T1 New Share | Tranche I, phase I, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Price per share | € / shares							€ 1.35
Number of shares issued during the period | shares							34,600,507
T1 New Share | Tranche I, phase II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Price per share | € / shares			€ 1.35
Number of shares issued during the period | shares			7,872,064
T1 BIS Shares [Member] | Tranche I, phase II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Price per share | € / shares			€ 1.35
Number of shares issued during the period | shares			7,872,064
Lanifibranor | August 2023
Collaborative Arrangements
Percentage of right annual royalties on future sales for royalty certificate holders																																			2.00%
Term of royalty certificate																																			15 years
Maximum royalties payable to royalty certificate holders																																			€ 92,100
2024 Royalty Certificates | Lanifibranor
Collaborative Arrangements
Percentage of right annual royalties on future sales for royalty certificate holders												3.00%
Hepalys Pharma, Inc
Collaborative Arrangements
Capital increase | $																											$ 13.0
KOREA, REPUBLIC OF
Collaborative Arrangements
Percentage of patients with significant fibrosis																																																								15.00%												15.00%
Hepalys Pharma, Inc | Hepalys Pharma, Inc
Collaborative Arrangements
Proceeds from issuance of shares															€ 1,600												$ 13.0
Finance contract with EIB
Collaborative Arrangements
Percentage of share capital held by counterparty if all outstanding warrants are exercised																																																								11.81%												11.81%
Loan obtained														€ 25,000		€ 25,000
Total amount of loan																	€ 50,000																																			€ 50,000
Notional Amount																	50,000																																			€ 50,000
Number of equal tranches | tranche																																																				2
Notional Amount Per Tranche																																																				€ 25,000
Finance contract with EIB, first tranche (Tranche A)
Collaborative Arrangements
Loan obtained																																										€ 25,000
Total amount of loan														25,000
Notional Amount														25,000
Number of shares per warrant | shares																																											1													2.7												2.7	1.2
Aggregate amount to be received under the conditions precedent to the EIB Financing																18,000																																				€ 18,000
Borrowings, interest rate																																										8.00%										8.00%
Ifrs Debt Instrument, Term																																										4 years										4 years
Number of equity instruments granted | shares																																											2,266,023
Finance contract with EIB, second tranche (Tranche B)
Collaborative Arrangements
Loan obtained														€ 25,000			€ 25,000																																									€ 25,000
Total amount of loan																25,000		€ 25,000
Subscription price per warrant | € / shares																	€ 0.01
Exercise price of warrant | € / shares																	€ 3.95
Notional Amount																25,000		25,000
Number of shares per warrant | shares																	1																																							2.13												2.13
Aggregate amount to be received under the conditions precedent to the EIB Financing																70,000																																				€ 70,000
Minimum Upfront Payments For Out-Licensing, Partnership Or Royalty Transaction																€ 10,000																																				€ 10,000
Borrowings, interest rate																7.00%																																				7.00%
Ifrs Debt Instrument, Term																3 years																																				3 years
Number of warrants issued | shares																3,144,654	3,144,654
Maturity term of warrants																	12 years
Number of equity instruments granted																	3,144,654
2024 Royalty Certificates
Collaborative Arrangements
Loan obtained												€ 20,100
Total amount of loan												20,100
Notional Amount												€ 20,100
Percentage of right annual royalties on future sales for royalty certificate holders																																																								3.00%												3.00%
Term of royalty certificate												14 years
2023 Royalty Certificates
Collaborative Arrangements
Percentage of right annual royalties on future sales for royalty certificate holders																																																								2.00%												2.00%
Loan agreements with a syndicate of French banks
Collaborative Arrangements
Total amount of loan																																																														€ 5,300
Notional Amount																																																														€ 5,300
Number of Loan Agreements | loan																																																														3
Loan agreements with syndicate of French banks, under stimulus economic plan
Collaborative Arrangements
Total amount of loan																																																														€ 5,300
Notional Amount																																																														€ 5,300
Number of Loan Agreements | loan																																																														2
Loan agreements with syndicate of French banks, state guaranteed loan (Pret Garanti par l'Etat)
Collaborative Arrangements
Ifrs Debt Instrument, Term																																																																	12 months
Percentage of Loan Guaranteed by French State																																																														90.00%
Equity recovery loans
Collaborative Arrangements
Number of Loan Agreements | loan																																																																				2
Financing Period of Loan																																																														8 years
Repayment Period of Loan																																																														4 years
AGA 2021-bis
Collaborative Arrangements
Number of equity instruments granted | shares																																																							123,000
AGA 2022
Collaborative Arrangements
Number of equity instruments granted | shares																																										373,000																												373,000
Number of employees for whom bonus shares were granted | employee																																										110
AGA 2024-1 | Frederic Cren
Collaborative Arrangements
Number of equity instruments granted | shares				800,000
AGA 2024-2 | Pierre Broqua
Collaborative Arrangements
Number of equity instruments granted | shares				800,000
AGA 2024-3
Collaborative Arrangements
Number of equity instruments granted | shares				1,577,000
AGA 2024-4
Collaborative Arrangements
Number of equity instruments granted | shares				113,000
SO 2024-1 | Mark Pruzanski
Collaborative Arrangements
Number of share options granted | Options		12,898,116
SO 2024-2
Collaborative Arrangements
Number of share options granted | Options		301,000
Financing through fund raising | Forecast | 2024 Financing arrangement in three tranches
Collaborative Arrangements
Proceeds from issuance of shares																																																																		€ 116,000
Announcing or commencing implementation of major restructuring | Forecast
Collaborative Arrangements
Percentage with which workforce is expected to be reduced																																																																		50.00%	50.00%
Maximum | 2024 Financing arrangement in three tranches
Collaborative Arrangements
Structured Financing amount								€ 348,000
Maximum | Tranche II and Tranche III, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Price per share | € / shares								€ 1.35
Structured Financing amount								€ 116,000
Maximum | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Structured Financing amount																																																								€ 116,000												€ 116,000
Maximum | T2 New Share | ABSA warrants | Tranche II, 2024 Financing arrangement in three tranches
Collaborative Arrangements
Exercise price of warrant | € / shares																																																								€ 1.35												€ 1.35
Maximum | JAPAN
Collaborative Arrangements
Percentage of population suffering from NASH																																																								2.70%												2.70%
Maximum | KOREA, REPUBLIC OF
Collaborative Arrangements
Percentage of population suffering from NASH																																																								5.20%												5.20%
Contract CRO with Pharmaceutical Research Associates B.V.
Collaborative Arrangements
Commitments amount payable for services received under contracts																																						€ 207,000																										€ 223,800
Bonus or malus maximum amount																																						€ 2,400																										€ 3,400
Term of payments for services rendered under contract																																												7 years										7 years
Contract CRO with Pharmaceutical Research Associates B.V. | Maximum
Collaborative Arrangements
Commitments amount payable for services received under contracts | $																																												$ 223.8										$ 223.8
Warrant agreement with the European Investment Bank
Collaborative Arrangements
Subscription price per warrant | € / shares																																																	€ 0.01
Exercise price of warrant | € / shares																																											€ 4.0152
Number of shares per warrant | shares																																																	1
Number of warrants issued | shares																																											2,266,023																									2,266,023
Term over which volume weighted average price per share to determine number of warrants to be issued																																																	180 days
Maturity term of warrants																																																	12 years
Percentage of company's share capital outstanding, issued as warrants																																											5.40%																										5.20%
Transaction costs on issue of warrants																																											€ 56
Warrant agreement with the European Investment Bank | All warrants are exercised
Collaborative Arrangements
Proceeds from exercise of warrants																																											€ 9,100
Warrant agreement with the European Investment Bank | Finance contract with EIB
Collaborative Arrangements
Total amount of loan																																																	€ 50,000
Notional Amount																																																	€ 50,000
Warrant agreement with the European Investment Bank | Finance contract with EIB, first tranche (Tranche A)
Collaborative Arrangements
Number of shares per warrant | shares																																																								2.7												2.7
Warrant agreement with the European Investment Bank | Finance contract with EIB, second tranche (Tranche B)
Collaborative Arrangements
Number of shares per warrant | shares																																																								2.13												2.13
Licensing and collaboration agreement with CTTQ
Collaborative Arrangements
Upfront payment receivable | $																																																																										$ 12.0
Milestone payments received | $											$ 10.0
Amount invoiced to counterparty								9,600	$ 10.5												€ 2,900	$ 3.2																		€ 1,900	$ 2.1						€ 12,800	$ 12.6
Amount Invoiced To counterparty for initial payment								9,200	10.0												€ 2,800	3.0																		1,800	2.0						12,100	12.0
Amount invoiced to counterparty for additional payment								€ 500	$ 0.5											€ 100		$ 0.2																		€ 100	$ 0.1						€ 600	$ 0.6
Amount received on licensing arrangements					€ 9,500	$ 9.5												2,600	$ 2.8																	€ 1,700	$ 1.9								€ 11,500	$ 11.4
Amount received attributable to withholding taxes					€ 1,000	$ 1.0												€ 300	$ 0.3																	€ 200	$ 0.2								€ 1,300	1.3
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones | $																																														40.0																												40.0
Maximum additional amount receivable upon the achievement of certain commercial milestones | $																																														$ 250.0																												$ 250.0
Closing foreign exchange rate								1.092													1.08	1.08																		1.082	1.082						1.009	1.009
Minimum gross funding to be raised										€ 180,000
Licensing and collaboration agreement with CTTQ | Scenario One
Collaborative Arrangements
Amount received on licensing arrangements | $											10.0
Minimum amount committed for fund raising										90,000
Licensing and collaboration agreement with CTTQ | Scenario Two
Collaborative Arrangements
Amount received on licensing arrangements | $											10.0
Minimum amount committed for fund raising										€ 90,000
Licensing and collaboration agreement with CTTQ | Scenario Three
Collaborative Arrangements
Amount received on licensing arrangements | $											$ 10.0
Licensing and collaboration agreement with CTTQ | Receipt of payments under Licensing arrangements | Forecast
Collaborative Arrangements
Amount received on licensing arrangements | $																																																																			$ 10.0
Licensing and collaboration agreement with CTTQ | Maximum
Collaborative Arrangements
Number of tranches | tranche										2	2
Licensing and collaboration agreement with CTTQ | Minimum
Collaborative Arrangements
Number of tranches | tranche										1	1
Service agreement with Summit Clinical Services LLC
Collaborative Arrangements
Commitments, incremental amount payable for services received under contract if contract is extended | $																																																															$ 1.6
Service agreement with Summit Clinical Services LLC | Minimum
Collaborative Arrangements
Commitments amount payable for services received under contracts | $																																																															$ 4.4
Licensing agreement with Hepalys
Collaborative Arrangements
Upfront payment receivable																							€ 9,500																																																$ 10.0	$ 10.0
Maximum milestone payments receivable | $																																																																							231.0
Milestone payment receivable | $																																																																							$ 231.0
Upfront payment received																							€ 9,500	$ 10.0
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones | $																																																																								37.5
Maximum additional amount receivable upon the achievement of certain commercial milestones | $																																																																								193.6
Licensing agreement with Hepalys | Hepalys Pharma, Inc
Collaborative Arrangements
Upfront payment receivable																															€ 9,300	€ 9,300																																								$ 10.0
Revenue from upfront payments																																																											€ 9,300	$ 10.0
Licensing agreement with Hepalys | Hepalys Pharma, Inc
Collaborative Arrangements
Purchase of interests in investments accounted for using equity method, price per share | (per share)																									¥ 300	€ 1.9
Catalys Option Agreement | Hepalys Pharma, Inc
Collaborative Arrangements
Percent of acquisition																													30.00%	30.00%	30.00%	30.00%																																								30.00%
Purchase of interests in investments accounted for using equity method, price per share | (per share)																													¥ 300	€ 1.9	€ 300	€ 1.9
Revenue from recognition of fair value of shares acquired																																																											€ 3,400	$ 3.6
Service contract with Avant Sante
Collaborative Arrangements
Number of active clinical sites in NATiV3 trial | item																																																																									10
Number of subjects randomized | item																																																																									120
Estimated amount payable																																																																									€ 14,700
NATiV3 Phase III trial of lanifibranor in non-cirrhotic NASH
Collaborative Arrangements
Maximum duration of Phase III trial																																																													840 days									7 years
Number of Biopsies Under the Phase III trial																																																													2									3
Number of weeks under the active treatment extension study																																																													336 days
Phase II clinical trial evaluating lanifibranor in patients with T2D and nonalcoholic fatty liver disease
Collaborative Arrangements
Demonstrated reduction of hepatic fat measured by proton magnetic resonance spectroscopy																																							44.00%
Duration of clinical trial																																							168 days
Daily dose of lanifibranor in trial | g													0.80																										0.800
Percentage of patients hemoglobin levels					50.00%	50.00%
Specific percentage of hemoglobin level					6.50%	6.50%
Percentage of reduction of placebo group					0.00%	0.00%
Phase II clinical trial evaluating lanifibranor in patients with T2D and nonalcoholic fatty liver disease | Patients treated with lanifibranor
Collaborative Arrangements
Percentage of patients On lanifibranor alone					58.00%	58.00%
Phase II clinical trial evaluating lanifibranor in patients with T2D and nonalcoholic fatty liver disease | Patients treated with lanifibranor in combination with empagliflozin
Collaborative Arrangements
Percentage of patients On combination therapy					80.00%	80.00%
Phase II clinical trial evaluating lanifibranor in patients with T2D and nonalcoholic fatty liver disease | Minimum
Collaborative Arrangements
Percentage of liver triglyceride reduction achieved in a higher proportion of patients																																							30.00%
Percentage reduction in results on treatments					1.00%	1.00%
LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D
Collaborative Arrangements
Number of patients in main cohort | item													63
Daily dose of lanifibranor in trial | g													0.80
Daily dose of empagliflozin in trial | g													0.01
Treatment period under study													168 days
LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D | Patients treated with lanifibranor
Collaborative Arrangements
Percentage reduction in results on treatments													1.14%
Reduction in hepatic steatosis (in percent)													(47.00%)
Percentage of patients treated in trial showing significant reduction in hepatic fat													83.00%
Significant relative reduction in VAT/SAT ratio (in percent)													(5.00%)
LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D | Patients treated with lanifibranor in combination with empagliflozin
Collaborative Arrangements
Percentage reduction in results on treatments													1.59%
Reduction in hepatic steatosis (in percent)													(38.00%)
Percentage of patients treated in trial showing significant reduction in hepatic fat													67.00%
Significant relative reduction in VAT/SAT ratio (in percent)													(17.00%)
LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D | Patients treated with placebo
Collaborative Arrangements
Demonstrated reduction of hepatic fat measured by proton magnetic resonance spectroscopy													0.00%
Percentage of increase observed in the placebo arm													0.26%
Reduction in hepatic steatosis (in percent)													0.00%
Significant relative reduction in VAT/SAT ratio (in percent)													11.00%
LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D | Minimum
Collaborative Arrangements
Demonstrated reduction of hepatic fat measured by proton magnetic resonance spectroscopy													30.00%
Cowen ATM program
Collaborative Arrangements
Maximum proceeds from at the market program | $																												$ 58.0
Jefferies ATM program
Collaborative Arrangements
Maximum proceeds from at the market program | $																												$ 100.0
Jefferies ATM program | ADS
Collaborative Arrangements
Proceeds from issuance of shares																																																		€ 9,400
Net proceeds from issuing shares																																																		€ 8,800
Price per share | (per share)																																																		€ 7.43	$ 7.75
Number of shares issued during the period | shares																																																		1,260,618
Number of shares represented by one depositary receipt																																																		1	1
Percentage of discount to volume weighted average trading price																																																		0.92%
Closing foreign exchange rate | $ / €																																																		1.0431	1.0431

[1]	Including subscriptions to BSA share warrants for €6 thousand, €2 thousand, and €0 thousand for the period ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively.